Retirement Plan (Details Narrative) - USD ($) $ in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Defined Contribution Plan, Nature and Effect of Change, Description		The Company matches 50% of employee contributions up to a maximum of 6% of employees’ salary.		The Company matches 50% of employee contributions up to a maximum of 6% of employees’ salary
Defined Contribution Plan, Cost	$ 0.1	$ 0.2	$ 0.1		$ 0.2